Commitments and Contingent Liabilities - Summary of Contingent Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Corporate reorganisation - IPI, PIS and COFINS taxes and penalties	[1]	€ 2,235	€ 2,032
Other contingent liabilities		789	481
Total contingent liabilities		4,210	3,658
Brazil [member]
Disclosure of contingent liabilities [line items]
Corporate reorganisation - IPI, PIS and COFINS taxes and penalties		2,235	2,032
Inputs for PIS and COFINS taxes		43	52
Goodwill amortisation		184	177
Other tax assessments - approximately 600 cases		959	916
Total contingent liabilities		€ 3,421	€ 3,177

[1]	During 2004, and in common with many other businesses operating in Brazil, one of our Brazilian subsidiaries received a notice of infringement from the Federal Revenue Service in respect of indirect taxes. The notice alleges that a 2001 reorganisation of our local corporate structure was undertaken without valid business purpose. The 2001 reorganisation was comparable with restructurings done by many companies in Brazil. The original dispute was resolved in the courts in the Group’s favour. However, in 2013 a new assessment was raised in respect of a similar matter. Additionally, during the course of 2014 and again in 2017, 2018 and 2019 other notices of infringement were issued based on the same grounds argued in the previous assessments. The total amount of the tax assessments in respect of this matter is €2,235 million (2018: €2,032 million). The judicial process in Brazil is likely to take a number of years to conclude.